DUE TO RELATED PARTY - CEO	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
DUE TO RELATED PARTY - CEO

4. DUE TO RELATED PARTY – CEO

During the three months ended March 31, 2026, the Company’s CEO provided $23,000 to fund our operations. The Company owes the following amounts to our CEO as of March 31, 2026, $273,591 and December 31, 2025, $250,591 respectively. The balances owed to our CEO are due on demand and therefore recorded as a current liability.

8. DUE TO RELATED PARTY - CEO

During the year ended December 31, 2025, the Company’s CEO was reimbursed $4,500 for funds advanced to the Company and we increased the balance due to unpaid compensation. The Company owes the following amount to our CEO as of December 31, 2025, $250,591and December 31, 2024, was $238,079 respectively. The balances owed to our CEO is due on demand and therefore recorded as a current liability.